UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.58%
Aerospace & Defense - 1.19%
B/E Aerospace, Inc.	33,587	$1,600,085
Banks - 1.52%
First Republic Bank	28,280	2,047,755
Biotechnology - 4.67%
Celgene Corp. (a)	43,428	4,582,523
Regeneron Pharmaceuticals, Inc. (a)	4,279	1,707,021
		6,289,544
Chemicals - 3.93%
Ecolab, Inc.	20,692	2,425,930
The Sherwin-Williams Co.	9,841	2,864,617
		5,290,547
Diversified Consumer Services - 1.38%
Bright Horizons Family Solutions, Inc. (a)	28,595	1,852,670
Diversified Financial Services - 5.92%
MarketAxess Holdings, Inc.	27,098	3,792,094
S&P Global, Inc.	37,367	4,178,004
		7,970,098
Diversified Telecommunication Services - 1.36%
SBA Communications Corp. (a)	18,472	1,836,117
Electrical Equipment - 2.36%
Acuity Brands, Inc.	12,265	3,177,126
Food & Staples Retailing - 1.53%
CVS Health Corp.	21,336	2,057,857
Health Care Equipment & Supplies - 11.40%
Align Technology, Inc. (a)	58,189	4,587,039
Edwards Lifesciences Corp. (a)	52,627	5,183,759
IDEXX Laboratories, Inc. (a)	37,224	3,259,706
Intuitive Surgical, Inc. (a)	3,637	2,308,440
		15,338,944
Health Care Providers & Services - 3.60%
Acadia Healthcare Co., Inc. (a)	50,345	2,963,810
Centene Corp. (a)	30,194	1,882,596
		4,846,406
Hotels, Restaurants & Leisure - 5.18%
Chipotle Mexican Grill, Inc. (a)	4,224	1,866,839
Starbucks Corp.	92,988	5,104,111
		6,970,950
Internet & Catalog Retail - 6.51%
Amazon.com, Inc. (a)	12,123	8,762,383
Internet Software & Services - 9.19%
Alphabet, Inc. - Class A (a)	5,277	3,951,682
Facebook, Inc. - Class A (a)	70,882	8,421,490
		12,373,172
IT Services - 12.85%
Alliance Data Systems Corp. (a)	12,765	2,836,255
FleetCor Technologies, Inc. (a)	17,328	2,579,966
Gartner, Inc. (a)	39,648	4,029,030
MasterCard, Inc.	64,892	6,223,143
Vantiv, Inc. (a)	30,164	1,621,918
		17,290,312
Machinery - 2.76%
The Middleby Corp. (a)	29,950	3,719,790
Semiconductors & Semiconductor Equipment - 1.25%
ARM Holdings PLC - ADR	38,864	1,675,039

Software - 12.52%
Adobe Systems, Inc. (a)	28,952	2,879,855
Manhattan Associates, Inc. (a)	81,579	5,378,504
Salesforce.com, Inc. (a)	39,720	3,324,961
The Ultimate Software Group, Inc. (a)	5,277	1,079,041
Tyler Technologies, Inc. (a)	27,312	4,186,657
		16,849,018
Specialty Retail - 5.82%
Tractor Supply Co.	53,340	5,125,974
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,624	2,708,508
		7,834,482
Textiles, Apparel & Luxury Goods - 1.64%
NIKE, Inc.	40,023	2,210,070
TOTAL COMMON STOCKS (Cost $83,913,927)		129,992,365

REAL ESTATE INVESTMENT TRUSTS - 2.44%
CoreSite Realty Corp.	24,317	1,844,444
Equinix, Inc.	3,993	1,445,466
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,911,547)		3,289,910

SHORT-TERM INVESTMENTS - 1.06%
Money Market Fund - 1.06%
Fidelity Institutional Money Market Portfolio - Institutional Class	1,420,427	1,420,427
TOTAL SHORT-TERM INVESTMENTS (Cost $1,420,427)		1,420,427

Total Investments (Cost $88,245,901) - 100.08%		134,702,702
Liabilities in Excess of Other Assets - (0.08)%		(104,333)
TOTAL NET ASSETS - 100.00%		$134,598,369

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.53%
Aerospace & Defense - 5.65%
B/E Aerospace, Inc.	51,437	$2,450,459
Honeywell International, Inc.	11,489	1,307,793
The Boeing Co.	16,203	2,044,008
		5,802,260
Air Freight & Logistics - 3.02%
United Parcel Service, Inc.	30,049	3,097,751
Banks - 5.42%
JPMorgan Chase & Co.	85,257	5,564,724
Biotechnology - 1.50%
AbbVie, Inc.	24,511	1,542,477
Capital Markets - 3.88%
BlackRock, Inc.	4,007	1,457,947
The Blackstone Group LP	96,451	2,526,052
		3,983,999
Chemicals - 1.78%
Monsanto Co.	16,262	1,828,987
Containers & Packaging - 1.32%
Avery Dennison Corp.	18,147	1,349,774
Electric Utilities - 1.82%
Brookfield Infrastructure Partners LP (a)	43,659	1,866,859
Food & Staples Retailing - 2.97%
Walgreens Boots Alliance Inc.	39,417	3,050,876
Health Care Equipment & Supplies - 3.42%
Becton Dickinson & Co.	21,093	3,510,930
Health Care Providers & Services - 2.22%
Anthem, Inc.	17,263	2,281,478
Hotels, Restaurants & Leisure - 4.89%
Six Flags Entertainment Corp.	24,452	1,410,636
Starbucks Corp.	65,636	3,602,760
		5,013,396
Household Durables - 1.78%
Whirlpool Corp.	10,429	1,821,112
IT Services - 2.22%
Sabre Corp.	80,955	2,280,502
Media - 6.03%
Comcast Corp.	61,217	3,875,036
Time Warner, Inc.	30,638	2,318,071
		6,193,107
Oil, Gas & Consumable Fuels - 6.04%
Enterprise Products Partners LP	46,429	1,288,869
Magellan Midstream Partners LP	58,743	4,114,947
Sunoco LP	23,862	791,503
		6,195,319
Pharmaceuticals - 5.67%
Bristol-Myers Squibb Co.	44,602	3,197,963
Merck & Co., Inc.	46,664	2,625,317
		5,823,280
Real Estate Management & Development - 2.59%
Brookfield Asset Management, Inc. (a)	75,653	2,655,420
Road & Rail - 2.42%
Union Pacific Corp.	29,519	2,485,205
Semiconductors & Semiconductor Equipment - 2.64%
Microchip Technology, Inc.	52,438	2,709,996
Software - 5.11%
Microsoft Corp.	98,926	5,243,078
Specialty Retail - 2.93%
The Home Depot, Inc.	22,743	3,004,805

Technology Hardware, Storage & Peripherals - 3.65%
Apple, Inc.	37,473	3,742,054
Tobacco - 1.29%
Reynolds American, Inc.	26,544	1,319,237
Transportation Infrastructure - 3.27%
Macquarie Infrastructure Corp.	46,900	3,358,509
TOTAL COMMON STOCKS (Cost $69,490,722)		85,725,135

REAL ESTATE INVESTMENT TRUSTS - 13.27%
American Tower Corp.	46,959	4,967,323
Crown Castle International Corp.	8,425	765,074
CyrusOne, Inc.	87,613	4,320,197
Physicians Realty Trust	71,116	1,350,493
Ventas, Inc.	33,407	2,215,886
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,892,336)		13,618,973

SHORT-TERM INVESTMENTS - 3.06%
Money Market Fund - 3.06%
Fidelity Institutional Money Market Portfolio - Institutional Class	3,145,733	3,145,733
TOTAL SHORT-TERM INVESTMENTS (Cost $3,145,733)		3,145,733

Total Investments (Cost $82,528,791) - 99.86%		102,489,841
Other Assets in Excess of Liabilities - 0.14%		140,388
TOTAL NET ASSETS - 100.00%		$102,630,229

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors International Growth Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.85%
Australia - 1.08%
BHP Billiton Ltd.	14,966	$201,815
Canada - 8.02%
Brookfield Asset Management, Inc.	5,870	206,037
Canadian National Railway, Co.	4,686	277,833
Dollarama, Inc.	5,330	367,026
Ritchie Bros. Auctioneers, Inc.	11,163	365,253
Worldpay Group PLC (a)(b)	70,565	282,613
		1,498,762
China - 6.30%
Baidu, Inc. - ADR (a)	2,250	401,715
Nord Anglia Education, Inc. (a)	16,326	362,764
Tencent Holdings Ltd.	18,500	412,251
		1,176,730
Denmark - 3.28%
Novo Nordisk A/S - ADR	4,900	274,596
Pandora A/S	2,272	337,681
		612,277
France - 6.67%
Hermes International	1,284	464,421
JCDecaux SA	7,000	289,539
Orpea	3,591	300,123
Safran SA	2,759	193,603
		1,247,686
Germany - 4.94%
Continental AG	1,793	384,988
Deutsche Boerse AG	2,138	187,487
Sartorius AG	700	193,429
Symrise AG	2,500	156,873
		922,777
Hong Kong - 1.55%
AIA Group Ltd.	49,500	290,669
India - 2.89%
HDFC Bank Ltd. - ADR	8,401	540,688
Indonesia - 1.30%
Indofood CBP Sukses Makmur Tbk PT	205,000	242,530
Ireland - 3.22%
Allergan PLC (a)	1,096	258,382
ICON PLC (a)	4,876	343,465
		601,847
Italy - 1.75%
Luxottica Group SpA - ADR	5,995	326,728
Japan - 12.82%
Calbee, Inc.	6,750	247,192

FANUC Corp.	1,917	291,964
Hoya Corp.	9,500	332,531
Keyence Corp.	685	431,333
Kose Corp.	2,857	254,417
Nidec Corp.	2,500	191,510
NTT DOCOMO, Inc.	15,500	387,246
Tokio Marine Holdings, Inc.	7,600	260,860
		2,397,053
Mexico - 1.40%
Fomento Economico Mexicano SAB de CV - ADR	2,884	261,521
Netherlands - 7.30%
ASML Holding NV - ADR	4,696	469,506
InterXion Holding NV (a)	12,145	454,952
NXP Semiconductors NV (a)	4,649	439,284
		1,363,742
Norway - 2.76%
Statoil ASA - ADR	32,795	516,849
Republic of Korea - 1.50%
Amorepacific Corp.	800	279,793
South Africa - 1.02%
Sasol Ltd.	6,300	190,567
Spain - 5.81%
Amadeus IT Holding SA	11,378	526,783
Grifols SA - ADR	22,890	378,372
Industria de Diseno Textil SA	5,340	180,408
		1,085,563
Sweden - 2.07%
Assa Abloy AB	18,676	387,715
Switzerland - 3.36%
Chubb Ltd.	2,822	357,293
Julius Baer Group Ltd. (a)	6,093	271,702
		628,995
Taiwan - 1.40%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,550	260,796
United Kingdom - 11.81%
Aggreko PLC	11,760	191,267
ARM Holdings PLC - ADR	4,138	178,348
Diageo PLC - ADR	2,402	262,130
InterContinentall Hotels Group PLC	9,199	354,114
London Stock Exchange Group PLC	4,850	191,935
Reckitt Benckiser Group PLC	3,860	384,299
Rightmove PLC	3,277	200,371
Royal Dutch Shell PLC - Class B	7,100	170,446
Smith & Nephew PLC	16,209	275,031
		2,207,941
United States - 5.60%
Euronet Worldwide, Inc. (a)	4,475	357,150
Lululemon Athletica, Inc. (a)	5,416	352,203
Mead Johnson Nutrition, Co.	4,112	338,335
		1,047,688
TOTAL COMMON STOCKS (Cost $16,885,271)		18,290,732

REAL ESTATE INVESTMENT TRUSTS - 0.97%
United Kingdom - 0.97%
Big Yellow Group PLC	15,011	180,596
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $182,153)		180,596

SHORT-TERM INVESTMENTS - 0.07%
Money Market Fund - 0.07%
Fidelity Institutional Money Market Portfolio - Institutional Class	12,392	12,392
TOTAL SHORT-TERM INVESTMENTS (Cost $12,392)		12,392

Total Investments (Cost $17,079,816) - 98.89%		18,483,720
Other Assets in Excess of Liabilities - 1.11%		208,240
TOTAL NET ASSETS - 100.00%		$18,691,960

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Denotes a security is either fully or partially restricted for resale.  The aggregate value of restricted securities, at May 31, 2016 was $282,613, which represented 1.51% of net assets.  The security was issued in reliance on Regulation S under the Securities Act of 1933.  This security is deemed liquid under proceedures established by the Fund's Board of Trustees.

Abbreviations:
AB	Aktiebolag is a Swedish term for limited company or corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stockexchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PT Tbk	Perseroan Terbatas Terbuka is a publically traded limited liability company sold on a exchange in which the shareholders have limited liability.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SCA	Société en commandite par actions is a commercial company in which one group of shareholders contribute a share of capital and have limited liability based on their contributions.
SpA	Società per Azioni is the Italian term for a limited share company.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.13%
Air Freight & Logistics - 2.13%
Forward Air Corp.	4,988	$226,904
Banks - 1.62%
Independent Bank Group, Inc.	4,527	172,117
Beverages - 1.07%
The Boston Beer Co., Inc. (a)	731	113,597
Biotechnology - 3.43%
BioSpecifics Technologies Corp. (a)	1,869	70,144
Ligand Pharmaceuticals, Inc. (a)	2,471	295,507
		365,651
Building Products - 2.27%
Trex Co, Inc. (a)	5,366	242,382
Capital Markets - 1.27%
Artisan Partners Asset Management, Inc.	4,149	135,589
Commercial Services & Supplies - 4.56%
Mobile Mini, Inc.	6,442	221,927
Ritchie Bros. Auctioneers (b)	8,068	263,985
		485,912
Construction & Engineering - 1.19%
Dycom Industries, Inc. (a)	1,491	126,571
Diversified Consumer Services - 6.02%
Bright Horizons Family Solutions, Inc. (a)	4,374	283,392
Grand Canyon Education, Inc. (a)	1,786	74,583
Nord Anglia Education, Inc. (a)(b)	12,768	283,705
		641,680
Diversified Financial Services - 3.28%
MarketAxess Holdings, Inc.	2,497	349,430
Health Care Equipment & Supplies - 12.72%
Align Technology, Inc. (a)	3,676	289,779
Insulet Corp. (a)	3,489	104,740
LDR Holding Corp. (a)	5,354	112,595
Natus Medical, Inc. (a)	7,190	232,453
Neogen Corp. (a)	4,850	239,444
NuVasive, Inc. (a)	4,149	225,581
Trinity Biotech, PLC - ADR (a)	13,082	151,228
		1,355,820
Health Care Providers & Services - 7.44%
Acadia Healthcare Co., Inc. (a)	5,520	324,962
ExamWorks Group, Inc. (a)	10,334	360,760
Molina Healthcare, Inc. (a)	2,222	107,612
		793,334
Health Care Technology - 2.22%
Omnicell, Inc. (a)	7,300	236,155
Hotels, Restaurants & Leisure - 1.81%
Buffalo Wild Wings, Inc. (a)	1,325	192,642
Internet Software & Services - 7.32%
Carbonite, Inc. (a)	15,925	147,147
Envestnet, Inc. (a)	6,870	232,137
SPS Commerce, Inc. (a)	3,950	215,275
Stamps.com, Inc. (a)	2,043	185,893
		780,452
IT Services - 2.85%
Blackhawk Network Holdings, Inc. (a)	3,227	111,074
Euronet Worldwide, Inc. (a)	2,414	192,661
		303,735
Life Sciences Tools & Services - 2.45%
ICON PLC (a)(b)	3,701	260,698

Machinery - 5.33%
Lydall, Inc. (a)	4,656	176,276
Proto Labs, Inc. (a)	2,351	154,696
Woodward, Inc.	4,162	236,984
		567,956
Oil, Gas & Consumable Fuels - 1.32%
RSP Permian, Inc. (a)	4,270	140,611
Pharmaceuticals - 1.12%
Aratana Therapeutics, Inc. (a)	16,668	118,843
Professional Services - 6.65%
CEB, Inc.	4,239	270,279
On Assignment, Inc. (a)	5,206	196,110
WageWorks, Inc. (a)	4,328	242,584
		708,973
Semiconductors & Semiconductor Equipment - 1.37%
Cavium, Inc. (a)	2,932	145,867
Software - 10.00%
Blackbaud, Inc.	3,376	211,574
Ellie Mae, Inc. (a)	2,126	180,093
Imperva, Inc. (a)	3,842	146,688
Manhattan Associates, Inc. (a)	3,212	211,767
Proofpoint, Inc. (a)	1,736	101,764
Tyler Technologies, Inc. (a)	1,396	213,993
		1,065,879
Specialty Retail - 1.01%
Five Below, Inc. (a)	2,567	107,455
Technology Hardware, Storage & Peripherals - 1.14%
Super Micro Computer, Inc. (a)	4,610	120,966
Textiles, Apparel & Luxury Goods - 3.54%
Oxford Industries, Inc.	2,862	181,365
Skechers U.S.A., Inc. (a)	6,301	196,402
		377,767
TOTAL COMMON STOCKS (Cost $9,722,218)		10,136,986

SHORT-TERM INVESTMENTS - 4.43%
Money Market Fund - 4.43%
Fidelity Institutional Money Market Portfolio - Institutional Class	471,872	471,872
TOTAL SHORT-TERM INVESTMENTS (Cost $471,872)		471,872

Total Investments (Cost $10,194,090) - 99.56%		10,608,858
Other Assets in Excess of Liabilities - 0.44%		47,259
TOTAL NET ASSETS - 100.00%		$10,656,117

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Emerging Markets Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.29%
Argentina - 1.12%
Banco Macro SA - ADR	1,349	$84,313
Brazil - 5.13%
Ambev SA - ADR	39,268	206,550
Embraer SA - ADR	2,904	60,461
Raia Drogasil SA	7,534	119,340
		386,351
Chile - 1.77%
Sociedad Quimica Minera de Chile SA - ADR	6,054	132,946
China - 14.19%
Autohome, Inc. - ADR (a)	5,794	143,633
Baidu, Inc. - ADR (a)	1,456	259,954
CNOOC Ltd. - ADR	1,167	139,387
PetroChina Co. Ltd. - ADR	1,731	118,608
Shenzhou International Group Holdings Ltd.	15,000	75,621
TAL Education Group - ADR (a)	2,117	113,090
Tencent Holdings Ltd.	9,800	218,382
		1,068,675
Egypt - 1.58%
Commercial International Bank Egypt SAE	32,257	119,270
Hong Kong - 4.99%
AIA Group Ltd.	43,300	254,262
Vitasoy International Holdings Ltd.	61,700	121,192
		375,454
India - 11.00%
HDFC Bank Ltd. - ADR	3,690	237,488
Housing Development Finance Corp. Ltd.	8,600	158,125
ICICI Bank, Ltd. - ADR	26,830	192,908
Infosys, Ltd. - ADR	7,798	151,593
Tata Motors, Ltd. - ADR	2,635	88,246
		828,360
Indonesia - 2.18%
Indofood CBP Sukses Makmur Tbk PT	139,000	164,447
Malaysia - 3.34%
IHH Healthcare Bhd	160,500	251,109
Mexico - 5.73%
Alsea SAB de CV	24,188	91,658
Fomento Economico Mexicano SAB de CV - ADR	1,380	125,138
Gruma SAB de CV	4,798	68,648
Grupo Aeroportuario del Centro Norte SAB de CV	13,490	77,490
Grupo Financiero Banorte SAB de CV	13,083	68,531
		431,465
Papua New Guinea - 1.32%
Oil Search Ltd.	20,388	99,602
Peru - 3.97%
Credicorp Ltd.	1,355	189,971
Southern Copper Corp.	4,182	108,941
		298,912
Philippines - 3.27%
Alliance Global Group, Inc.	317,030	103,127
Universal Robina Corp.	34,400	143,372
		246,499
Poland - 2.47%
Eurocash SA	15,000	186,332
Republic of Korea - 10.47%
Amorepacific Corp.	685	239,573
Dongbu Insurance Co., Ltd.	1,804	110,525

LG Household & Health Care	160	141,569
Samsung Electronics Co. Ltd.	274	296,574
		788,241
Russia - 4.46%
Lukoil PJSC	3,186	121,474
Sberbank of Russia PJSC - ADR	10,350	86,733
Yandex NV - Class A (a)	6,210	127,926
		336,133
South Africa - 7.86%
Life Healthcare Group Holdings Ltd.	46,155	112,829
Naspers Ltd.	1,802	265,139
Sasol Ltd.	7,082	214,221
		592,189
Taiwan - 5.44%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,582	409,907
Thailand - 0.91%
Kasikornbank PCL	14,100	68,573
United Kingdom - 0.89%
British American Tobacco PLC - ADR	553	67,273
United States - 1.20%
Cognizant Technology Solutions Corp. (a)	1,469	90,255
TOTAL COMMON STOCKS (Cost $6,874,670)		7,026,306

PREFERRED STOCKS - 1.77%
Brazil - 1.77%
Itau Unibanco Holding SA	16,602	133,602
TOTAL PREFERRED STOCKS (Cost $150,807)		133,602

SHORT-TERM INVESTMENTS - 1.82%
Money Market Fund - 1.82%
Fidelity Institutional Money Market Portfolio - Institutional Class	137,215	137,215
TOTAL SHORT-TERM INVESTMENTS (Cost $137,215)		137,215

Total Investments (Cost $7,162,692) - 96.88%		7,297,123
Other Assets in Excess of Liabilities - 3.12%		234,699
TOTAL NET ASSETS - 100.00%		$7,531,822

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PT	Perseroan Terbuka is an Indonesian term for a limited liability company.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima Busastil de Capital Varible is a term for a publicly traded company in Mexico

Footnotes to the Schedules of Investments
May 31, 2016 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at May 31, 2016 for Geneva Advisors Funds ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$88,245,901	$7,162,692	$82,528,791	$17,079,816	$10,194,090
Gross unrealized appreciation	$47,065,368	$402,457	$20,807,371	$2,071,713	$994,279
Gross unrealized depreciation	(608,567)	(268,026)	(846,321)	(667,809)	(579,511)
Net unrealized appreciation (depreciation)	$46,456,801	$134,431	$19,961,050	$1,403,904	$414,768

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

The Following is a summary of significant accounting policies consistantly followed by the Funds in the preperation of the schedule of investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

2.	Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, LLC. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national and foreign securities exchanges and over-the-counter markets as published by an approved pricing service (a “Pricing Service”).

Debt securities are valued at the mean in accordance with prices supplied by a Pricing Service. A Pricing Service may use various valuation methods such as the mean between the bid and asked prices. If the bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. Any discount or premium is accreted to amortize on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value (*NAV*)
whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NewYork Stock Exchange. (“NYSE”), generally 4:00 p.m., Eastern time.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position
“Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at May 31, 2016

Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2016:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$129,992,365	$-	$-	$129,992,365
Real Estate Investment Trusts*	3,289,910	-	-	3,289,910
Total Equity	133,282,275	-	-	133,282,275

Short-Term Investments	1,420,427	-	-	1,420,427
				-
Total Investment in Securities	$134,702,702	$-	$-	$134,702,702

Geneva Advisors Emerging Markets Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$3,812,097	$3,214,209	$-	$7,026,306
Preferred Stocks*	133,602	-	-	133,602
Total Equity	3,945,699	3,214,209	-	7,159,908

Short-Term Investments	137,215	-	-	137,215

Total Investment in Securities	$4,082,914	$3,214,209	$-	$7,297,123

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$85,725,135	$-	$-	$85,725,135
Real Estate Investment Trusts*	13,618,973	-	-	13,618,973
Total Equity	99,344,108	-	-	99,344,108

Short-Term Investments	3,145,733	-	-	3,145,733

Total Investment in Securities	$102,489,841	$-	$-	$102,489,841

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$8,351,226	$9,939,506	$-	$18,290,732
Real Estate Investment Trusts*	-	180,596	-	180,596
Total Equity	8,351,226	10,120,102	-	18,471,328

Short-Term Investments	12,392	-	-	12,392

Total Investment in Securities	$8,363,618	$10,120,102	$-	$18,483,720

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$10,136,986	$-	$-	$10,136,986
Total Equity	10,136,986	-	-	10,136,986

Short-Term Investments	471,872	-	-	471,872

Total Investment in Securities	$10,608,858	$-	$-	$10,608,858

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended May 31, 2016. The Funds measure Level 3 activity as of the beginning and end of the period.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

	Geneva Advisors All Cap Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund

Transfers into Level 1	$-	$251,109	$-	$-	$-
Transfers out of Level 1	-	-	-	-	-
Net transfers in and/or out of Level 1	$-	$251,109	$-	$-	$-

Transfers into Level 2	$-	$-	$-	$-	$-
Transfers out of Level 2	-	(251,109)	-	-	-
Net transfers in and/or out of Level 2	$-	$(251,109)	$-	$-	$-

Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Disclosures about Derivative Instruments and Hedging Activities
The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  July 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  July 13, 2016

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  July 13, 2016

* Print the name and title of each signing officer under his or her signature.